UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service) (Zip Code)
Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: March 31, 2013

Item 1.  Schedule of Investments

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 93.5%
AUSTRALIA — 3.9%
BHP Billiton Ltd. (a)	1,429,116	$97,794,408
CSL Ltd.	2,164,323	133,464,707
Woodside Petroleum Ltd. (a)	2,054,666	77,049,975
Woolworths Ltd.	1,529,182	53,796,002
		362,105,092

AUSTRIA — 0.4%
Verbund A.G.	1,796,874	38,950,313

BRAZIL — 1.5%
Cia de Bebidas das Americas (a)	2,076,293	87,889,483
Embraer S.A. (a)	1,412,994	50,401,496
		138,290,979

CANADA — 3.3%
Canadian Natural Resources Ltd. (b)	1,866,044	59,955,994
Enbridge, Inc. (b)	3,412,043	158,796,481
Enbridge, Inc.	351,432	16,362,569
Imperial Oil Ltd. (b)	1,670,263	68,246,946
		303,361,990

CHILE — 0.8%
Sociedad Quimica y Minera de Chile S.A. (a)	1,321,491	73,276,676

CHINA — 0.3%
AAC Technologies Holdings, Inc.	6,130,270	29,456,506

COLOMBIA — 1.3%
Bancolombia S.A. (a)	1,041,487	65,874,053
Ecopetrol S.A. (a)	952,477	51,929,046
		117,803,099

DENMARK — 0.9%
Novo Nordisk A/S (a)	490,984	79,293,916

FINLAND — 2.2%
Sampo - A Shares	5,350,770	205,772,465

FRANCE — 6.7%
Air Liquide S.A. (a)	3,141,655	76,687,798
AXA S.A. (a)	2,400,299	41,405,158
BNP Paribas S.A.	2,194,333	112,627,988
Cie Generale d'Optique Essilor International S.A.	668,435	74,332,440
Dassault Systemes S.A.	1,215,483	140,510,520
LVMH Moet Hennessy Louis Vuitton S.A.	661,651	113,568,862
Technip S.A. (a)	2,159,477	55,412,180
		614,544,946

GERMANY — 13.2%
Adidas A.G. (a)	2,854,910	$148,740,811
Allianz S.E. (a)	6,307,853	85,786,801
BASF S.E. (a)	1,098,659	96,462,260
Bayer A.G. (a)	1,337,602	138,508,687
Continental A.G.	870,411	104,067,727
Fresenius S.E. & Co. KGaA	744,547	91,901,591
Henkel A.G. & Co. KGaA (a)	1,429,254	137,637,160
Muenchener Rueckversicherungs A.G. (a)	4,898,309	91,941,260
SAP A.G. (a)	1,592,471	128,257,614
Siemens A.G. (a)	954,267	102,869,983
Volkswagen A.G.	442,029	87,827,836
		1,214,001,730

GREECE — 1.1%
Coca Cola Hellenic Bottling Co., S.A.	3,828,430	102,569,141

IRELAND — 2.3%
Covidien PLC	1,632,079	110,720,239
Ryanair Holdings PLC (a)	2,357,068	98,478,301
		209,198,540

ISRAEL — 0.6%
Israel Chemicals Ltd. (a)	4,541,914	58,772,367

ITALY — 1.9%
Luxottica Group S.p.A. (a)	2,597,608	130,633,706
Prada S.p.A.	4,102,679	41,752,975
		172,386,681

JAPAN — 9.7%
FANUC Corp.	753,143	115,129,631
Honda Motor Co., Ltd. (a)	2,122,600	81,210,676
Japan Tobacco, Inc.	3,848,940	122,866,784
JGC Corp.	2,683,022	68,575,460
Komatsu Ltd. (a)	4,830,404	114,770,399
Kubota Corp. (a)	1,843,209	133,024,394
Nitto Denko Corp.	1,902,493	113,783,774
Sysmex Corp.	973,964	59,181,750
Terumo Corp.	891,685	38,126,437
Toyota Motor Corp.	949,950	48,690,803
		895,360,108

MEXICO — 3.0%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	8,497,685	67,890,666
Grupo Televisa S.A.B. (a)	4,283,873	113,993,860
Wal-Mart de Mexico S.A.B. de C.V. (a)	2,982,087	97,663,349
		279,547,875

NETHERLANDS — 1.1%
Gemalto N.V.	608,032	53,040,094
Koninklijke Ahold N.V. (a)	3,325,994	51,054,008
		104,094,102

SINGAPORE — 2.1%
Singapore Telecommunications Ltd.	43,084,000	$124,694,905
United Overseas Bank Ltd. (a)	2,187,627	72,082,310
		196,777,215

SOUTH AFRICA — 2.4%
FirstRand Ltd.	26,691,275	93,467,212
MTN Group Ltd.	4,878,972	85,680,337
Naspers Ltd. (a)	682,130	42,687,695
		221,835,244

SOUTH KOREA — 1.3%
Hyundai Motor Co.	485,293	97,486,055
Partron Co., Ltd.	900,886	20,769,123
		118,255,178

SPAIN — 1.6%
Inditex S.A.	1,105,737	146,562,243

SWEDEN — 3.8%
Getinge A.B. - B Shares	1,946,557	59,442,784
Sandvik A.B. (a)	5,310,157	81,988,824
SKF A.B. (a)	3,366,083	82,502,694
Svenska Cellulosa A.B. - B Shares	4,984,411	128,499,685
		352,433,987

SWITZERLAND — 9.0%
ABB Ltd. (a)	5,093,524	115,928,606
Adecco S.A. (a)	1,904,082	52,286,092
Givaudan S.A.	72,247	88,739,073
Nestle S.A. (a)	1,501,089	108,783,920
Novartis A.G. (a)	834,073	59,419,360
Roche Holding A.G.	564,285	131,367,307
Swatch Group A.G.	74,831	43,512,812
Syngenta A.G. (a)	1,473,301	123,388,959
Zurich Insurance Group A.G.	374,403	104,200,224
		827,626,353

TAIWAN — 2.4%
Far EasTone Telecommunications Co., Ltd.	21,060,000	47,680,361
HON HAI Precision Industry Co., Ltd.	15,987,267	44,215,266
Largan Precision Co., Ltd.	808,000	21,076,499
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	6,388,556	109,819,278
		222,791,404

THAILAND — 1.0%
Advanced Info Service PCL	11,251,570	90,673,400

TURKEY — 1.4%
Turkcell Iletisim Hizmetleri A.S.* (a)	2,952,002	49,121,313
Turkiye Garanti Bankasi A.S.	15,823,282	83,957,059
		133,078,372

UNITED KINGDOM — 12.0%
Barclays PLC (a)	7,864,722	$139,677,463
British American Tobacco PLC (a)	407,498	43,622,661
Compass Group PLC	4,050,926	51,736,868
Diageo PLC (a)	564,247	71,004,843
HSBC Holdings PLC (a)	3,385,873	180,602,466
Prudential PLC (a)	5,771,034	186,750,660
Reckitt Benckiser Group PLC	1,169,222	83,822,966
Rio Tinto PLC	668,916	31,357,026
Royal Dutch Shell PLC (a)	1,241,471	82,955,092
SABMiller PLC (a)	1,218,819	64,463,337
SABMiller PLC	1,097,475	57,767,108
Standard Chartered PLC	4,196,118	108,617,034
		1,102,377,524

UNITED STATES — 2.3%
Aflac, Inc.	2,049,465	106,613,169
Mettler-Toledo International, Inc.*	501,559	106,942,410
		213,555,579

TOTAL COMMON STOCKS (Cost $6,406,187,462) — 93.5%		8,624,753,025

SHORT-TERM INVESTMENTS — 5.8%
MONEY MARKET FUNDS
Federated Treasury Obligations Fund, 0.010%	235,000,000	235,000,000
Fidelity Institutional Government Portfolio, 0.010%	158,000,000	158,000,000
Fidelity Institutional Treasury Portfolio, 0.010%	145,100,000	145,100,000

TOTAL SHORT-TERM INVESTMENTS (Cost $538,100,000) — 5.8%		538,100,000

TOTAL INVESTMENTS (Cost $6,944,287,462) — 99.3%		9,162,853,025

Other assets less liabilities — 0.7%		64,773,896

TOTAL NET ASSETS — 100.0%		$9,227,626,921

(equivalent to $34.38 per share; unlimited shares of $1.00 par value capital shares authorized; 268,387,794 shares outstanding)

PCL - Public Company Limited
PLC - Public Limited Company
* Non-income producing security.
(a) ADR - American Depositary Receipt.
(b) Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 5.3%
IOOF Holdings Ltd.	16,730	$144,570
Medusa Mining Ltd.	32,469	145,358
Perseus Mining Ltd.*	55,554	105,541
Regis Resources Ltd.*	38,542	166,928
		562,397

BRAZIL — 0.6%
Embraer S.A.(a)	1,626	57,999

CHINA — 1.4%
Haier Electronics Group Co., Ltd.*	93,000	148,319

CZECH REPUBLIC — 2.0%
Philip Morris CR A.S.	376	211,298

FRANCE — 1.4%
Technip S.A.(a)	5,551	142,439

GERMANY — 18.0%
Dialog Semiconductor PLC*	7,938	105,318
Fuchs Petrolub A.G.	3,609	277,580
Morphosys A.G.*	7,614	311,109
NORMA Group A.G.	8,600	271,030
Pfeiffer Vacuum Technology A.G.	2,314	255,249
Rational A.G.	990	297,406
Wirecard A.G.	14,203	392,353
		1,910,045

INDIA — 1.8%
McLeod Russel India Ltd.	30,104	192,359

INDONESIA — 3.0%
Resource Alam Indonesia Tbk P.T.	498,909	116,802
Tower Bersama Infrastructure Tbk P.T.*	313,869	195,411
		312,213

IRELAND — 1.1%
Ryanair Holdings PLC(a)	2,760	115,313

ITALY — 2.1%
MARR S.p.A.	20,431	224,057

JAPAN — 15.7%
Aichi Corp.	49,100	231,587
Amada Co., Ltd.	13,000	85,760
Asics Corp.	13,000	213,778
Ebara Corp.	69,000	274,138
Kansai Paint Co., Ltd.	23,000	254,592
SMC Corp.	950	183,471

Sysmex Corp.	5,620	$341,492
Toshiba Machine Co., Ltd.	16,000	78,525
		1,663,343

LUXEMBOURG — 2.5%
L'Occitane International S.A.	88,000	267,539

MALAYSIA — 1.6%
Top Glove Corp. Bhd	96,145	167,668

MEXICO — 1.5%
Alsea S.A.B. de C.V.*	54,100	155,404

NETHERLANDS — 4.1%
Gemalto N.V.	3,732	325,551
Koninklijke Vopak N.V.	1,809	109,060
		434,611

POLAND — 2.4%
LPP S.A.	146	253,270

SWITZERLAND — 10.9%
Acino Holding A.G.	1,817	185,183
Micronas Semiconductor Holding A.G.	24,006	171,959
Partners Group Holding A.G.	1,106	272,976
Tecan Group A.G.	2,843	266,541
Vetropack Holding A.G.	130	260,192
		1,156,851

TAIWAN — 5.6%
Hermes Microvision, Inc.	8,000	193,963
Largan Precision Co., Ltd.	5,000	130,424
Taiwan Hon Chuan Enterprise Co., Ltd.	104,008	268,520
		592,907

UNITED KINGDOM — 16.1%
Amlin PLC	42,353	272,550
APR Energy PLC	11,423	146,671
Domino's Pizza Group PLC	18,224	166,844
InterContinental Hotels Group PLC(a)	7,334	223,100
Intermediate Capital Group PLC	35,273	226,774
Premier Oil PLC*	22,262	131,488
St. James's Place PLC	40,974	316,286
Telecity Group PLC	16,391	225,031
		1,708,744

UNITED STATES — 2.3%
Power Integrations, Inc.	3,363	145,988
Pricesmart, Inc.	1,300	101,179
		247,167

TOTAL COMMON STOCKS (Cost $8,131,169) — 99.4%		10,523,943

TOTAL INVESTMENTS (Cost $8,131,169) — 99.4%	$10,523,943

Other assets less liabilities — 0.6%	62,074

TOTAL NET ASSETS — 100.0%	$10,586,017

(equivalent to $10.10 per share; unlimited shares of $1.00 par value capital shares authorized; 1,047,626 shares outstanding)

CR - Czech Republic
PLC - Public Limited Company
* Non-income producing security.
(a) ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.0%
BRAZIL — 4.6%
Cia de Bebidas das Americas (a)	7,238	$306,385
Cielo S.A.	6,600	194,231
		500,616

CHILE — 1.4%
Sociedad Quimica y Minera de Chile S.A. (a)	2,741	151,988

CHINA — 10.3%
AAC Technologies Holdings, Inc.	25,000	120,127
Greatview Aseptic Packaging Co., Ltd.	630,000	422,024
Haier Electronics Group Co., Ltd.*	214,000	341,293
Mindray Medical International Ltd. (a)	5,637	225,142
		1,108,586

CZECH REPUBLIC — 1.4%
Philip Morris CR A.S.	272	152,854

INDIA — 1.4%
Dr Reddy's Laboratories Ltd. (a)	1,720	55,642
HDFC Bank Ltd. (a)	2,486	93,026
		148,668

INDONESIA — 7.9%
Kalbe Farma Tbk P.T.	3,078,500	392,832
Mitra Adiperkasa Tbk P.T.	317,000	296,856
Resource Alam Indonesia Tbk P.T.	716,500	167,742
		857,430

JAPAN — 1.9%
Kansai Paint Co., Ltd.	19,000	210,315

MALAYSIA — 4.1%
IHH Healthcare Bhd	228,800	271,915
Oldtown Bhd	211,800	168,263
		440,178

MEXICO — 13.1%
Alsea S.A.B. de C.V.*	112,200	322,297
Grupo Herdez S.A.B. de C.V.	59,600	219,070
Grupo Televisa S.A.B. (a)	4,664	124,109
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	122,000	425,812
Megacable Holdings S.A.B. de C.V.	102,462	323,359
		1,414,647

PERU — 1.0%
Credicorp Ltd.	639	106,106

PHILIPPINES — 2.5%
International Container Terminal Services, Inc.	119,370	$269,222

POLAND — 2.0%
LPP S.A.	122	211,637

RUSSIAN FEDERATION — 1.5%
Magnit OJSC	830	160,065

SOUTH AFRICA — 4.5%
MTN Group Ltd.	15,960	280,276
Nampak Ltd.	58,900	205,615
		485,891

SOUTH KOREA — 3.2%
Samsung Electronics Co., Ltd.	100	135,718
Samsung Life Insurance Co., Ltd.	2,309	215,833
		351,551

SWITZERLAND — 1.4%
ABB Ltd. (a)	6,700	152,492

TAIWAN — 10.1%
Ginko International Co., Ltd.	21,000	346,225
Hermes Microvision, Inc.	12,000	290,946
Hiwin Technologies Corp.	15,000	110,359
Largan Precision Co., Ltd.	4,000	104,339
Silicon Motion Technology Corp. (a)	6,523	76,319
Taiwan Hon Chuan Enterprise Co., Ltd.	62,000	160,067
		1,088,255

THAILAND — 7.1%
Advanced Info Service PCL	28,800	232,091
Charoen Pokphand Foods PCL	240,700	271,234
Siam Commercial Bank PCL	14,800	89,705
Siam Makro PCL	9,700	174,226
		767,256

TURKEY — 8.0%
Koza Altin Isletmeleri A.S.	8,007	187,197
Turk Traktor ve Ziraat Makineleri A.S.	11,024	362,532
Turkcell Iletisim Hizmetleri A.S.* (a)	18,866	313,930
		863,659

UNITED STATES — 7.6%
Anadarko Petroleum Corp.	3,518	307,649
National Oilwell Varco, Inc.	3,873	274,015
Pricesmart, Inc.	1,219	94,875
Schlumberger Ltd.	1,867	139,819
		816,358

TOTAL COMMON STOCKS (Cost $9,016,557) — 95.0%		10,257,774

TOTAL INVESTMENTS (Cost $9,016,557) — 95.0%	$10,257,774

Other assets less liabilities — 5.0%	542,980

TOTAL NET ASSETS — 100.0%	$10,800,754

(equivalent to $11.49 per share; unlimited shares of $1.00 par value capital shares authorized; 940,417 shares outstanding)

CR - Czech Republic
PCL - Public Company Limited
* Non-income producing security.
(a) ADR - American Depositary Receipt.

See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 86.4%
AUSTRALIA — 1.0%
BHP Billiton Ltd.(a)	636	$43,521
IOOF Holdings Ltd.	1,505	13,005
Perseus Mining Ltd.*	2,168	4,119
Regis Resources Ltd.*	1,497	6,484
		67,129

BRAZIL — 1.2%
Cia de Bebidas das Americas(a)	1,918	81,189

CANADA — 2.6%
Agnico-Eagle Mines Ltd.	225	9,234
Canadian Pacific Railway Ltd.(b)	496	64,713
Enbridge, Inc.(b)	1,081	50,310
Imperial Oil Ltd.(b)	914	37,346
Talisman Energy, Inc.(b)	774	9,481
		171,084

CHILE — 0.7%
Sociedad Quimica y Minera de Chile S.A.(a)	821	45,525

FINLAND — 1.4%
Sampo - A Shares	2,503	96,257

FRANCE — 4.4%
Air Liquide S.A.(a)	2,114	51,603
Cie Generale d'Optique Essilor International S.A.(a)	1,189	66,287
Dassault Systemes S.A.	354	40,922
LVMH Moet Hennessy Louis Vuitton S.A.	523	89,770
SEB S.A.	108	7,468
Technip S.A.(a)	1,583	40,620
		296,670

GERMANY — 3.7%
Bayer A.G.(a)	823	85,222
Fuchs Petrolub A.G.	243	18,690
NORMA Group A.G.	330	10,400
Pfeiffer Vacuum Technology A.G.	116	12,796
Rational A.G.	42	12,617
Volkswagen A.G.(a)	2,156	86,175
Wirecard A.G.	814	22,486
		248,386

IRELAND — 1.3%
Ryanair Holdings PLC(a)	2,095	87,529

ITALY — 0.2%
MARR S.p.A.	1,185	12,995

JAPAN — 3.7%
FANUC Corp.(a)	2,649	$68,106
Komatsu Ltd.(a)	2,819	66,980
Sysmex Corp.	1,900	115,451
		250,537

LUXEMBOURG — 0.2%
L'Occitane International S.A.	4,500	13,681

MEXICO — 2.9%
Grupo Financiero Banorte S.A.B. de C.V. - Class O	12,742	101,800
Wal-Mart de Mexico S.A.B. de C.V.(a)	2,730	89,407
		191,207

NETHERLANDS — 1.7%
Core Laboratories N.V.	350	48,272
Gemalto N.V.	145	12,649
Gemalto N.V.(a)	864	37,757
Koninklijke Vopak N.V.	267	16,096
		114,774

NORWAY — 0.7%
Yara International A.S.A.(a)	1,064	48,518

POLAND — 0.2%
LPP S.A.	8	13,878

SINGAPORE — 1.4%
United Overseas Bank Ltd.(a)	2,725	89,789

SPAIN — 1.2%
Banco Bilbao Vizcaya Argentaria S.A.(a)	9,403	82,464

SWITZERLAND — 3.2%
Acino Holding A.G.	91	9,275
Partners Group Holding A.G.	36	8,885
Roche Holding A.G.(a)	1,087	63,698
SGS S.A.	34	83,380
Temenos Group A.G.*	2,177	51,713
		216,951

TAIWAN — 1.0%
Taiwan Hon Chuan Enterprise Co., Ltd.	5,000	12,909
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	3,207	55,128
		68,037

UNITED KINGDOM — 3.8%
Amlin PLC	1,451	9,337
APR Energy PLC	515	6,613
Mothercare PLC*	1,893	9,061
Prudential PLC(a)	2,814	91,061
Royal Dutch Shell PLC(a)	839	54,669
Standard Chartered PLC	3,320	85,939
		256,680

UNITED STATES — 49.9%
Actavis, Inc.*	681	$62,727
Adobe Systems, Inc.*	1,905	82,887
ADTRAN, Inc.	777	15,268
AGCO Corp.	400	20,848
Akorn, Inc.*	1,323	18,297
Allergan, Inc.	626	69,880
Anadarko Petroleum Corp.	675	59,029
Apple, Inc.	106	46,919
Boeing Co.	964	82,759
Buckle, Inc.	365	17,027
Cabot Oil & Gas Corp.	500	33,805
Carnival Corp.	975	33,443
Carpenter Technology Corp.	447	22,033
Centene Corp.*	508	22,372
Chart Industries, Inc.*	426	34,084
Chevron Corp.	845	100,403
Coca-Cola Co.	1,537	62,156
Computer Programs & Systems, Inc.	402	21,752
Cooper Cos., Inc.	350	37,758
Cracker Barrel Old Country Store, Inc.	301	24,336
Cree, Inc.*	1,122	61,385
Delek U.S. Holdings, Inc.	792	31,252
Discover Financial Services	896	40,177
Dominion Resources, Inc.	1,334	77,612
Eagle Materials, Inc.	225	14,992
Erickson Air-Crane, Inc.	1,307	21,252
Finisar Corp.*	1,055	13,915
Fluor Corp.	200	13,266
Fusion-io, Inc.*	1,716	28,091
General Electric Co.	5,268	121,796
Google, Inc. - Class A*	151	119,899
Gulfport Energy Corp.*	1,222	56,004
Hartford Financial Services Group, Inc.	2,225	57,405
Hatteras Financial Corp. REIT	1,750	48,002
Hess Corp.	200	14,322
Hologic, Inc.*	600	13,560
IAC/InterActiveCorp	550	24,574
JDS Uniphase Corp.*	2,050	27,409
JM Smucker Co.	525	52,059
Jos. A. Bank Clothiers, Inc.*	567	22,623
KeyCorp	4,150	41,334
Kirby Corp.*	315	24,192
Kraft Foods Group, Inc.	1,591	81,984
Lam Research Corp.*	475	19,694
Lincoln National Corp.	1,300	42,393
Marsh & McLennan Cos., Inc.	2,191	83,192
Merit Medical Systems, Inc.*	2,239	27,450
Mid-America Apartment Communities, Inc. REIT	355	24,516
Monro Muffler Brake, Inc.	453	17,989
Monsanto Co.	1,047	110,595
Oracle Corp.	1,760	56,918
Parker Hannifin Corp.	250	22,895
Pfizer, Inc.	2,919	84,242
Philip Morris International, Inc.	670	62,116
Pioneer Natural Resources Co.	559	69,456

Polaris Industries, Inc.	125	$11,561
Portfolio Recovery Associates, Inc.*	197	25,003
Power Integrations, Inc.	160	6,946
priceline.com, Inc.*	14	9,631
Pricesmart, Inc.	100	7,783
Procter & Gamble Co.	1,018	78,447
QUALCOMM, Inc.	931	62,330
Questar Corp.	2,525	61,433
Salix Pharmaceuticals Ltd.*	451	23,082
Semtech Corp.*	822	29,091
Textron, Inc.	820	24,444
Tidewater, Inc.	725	36,613
Trimble Navigation Ltd.*	500	14,980
Triumph Group, Inc.	340	26,690
TRW Automotive Holdings Corp.*	525	28,875
Tyson Foods, Inc. - Class A	650	16,133
U.S. Bancorp	3,241	109,967
ValueClick, Inc.*	1,069	31,589
Verizon Communications, Inc.	2,030	99,774
Waddell & Reed Financial, Inc. - Class A	547	23,948
Walt Disney Co.	1,801	102,297
WPX Energy, Inc.	1,850	29,637
		3,356,598

TOTAL COMMON STOCKS (Cost $4,924,986) — 86.4%		5,809,878

EXCHANGE-TRADED FUNDS — 8.9%
JAPAN — 2.2%
iShares MSCI Japan Index Fund	13,993	151,124

UNITED STATES — 6.7%
iShares MSCI ACWI ex U.S. Index Fund	3,479	149,110
iShares MSCI All Country Asia ex Japan Index Fund	2,569	151,725
iShares S&P 100 Index Fund	2,124	149,657
		450,492

TOTAL EXCHANGE-TRADED FUNDS (Cost $590,411) — 8.9%		601,616

TOTAL INVESTMENTS (Cost $5,515,397) — 95.3%		6,411,494

Other assets less liabilities — 4.7%		315,831

TOTAL NET ASSETS — 100.0%		$6,727,325

(equivalent to $10.93 per share; unlimited shares of $1.00 par value capital shares authorized; 615,625 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
(a) ADR - American Depositary Receipt.
(b) Canadian security traded on U.S. stock exchange.

See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.9%
CONSUMER DISCRETIONARY — 13.2%
AutoZone, Inc.*	20,337	$8,069,111
Chipotle Mexican Grill, Inc.*	28,116	9,162,161
Discovery Communications, Inc. - Class C*	117,000	8,136,180
Dollar General Corp.*	308,900	15,624,162
DR Horton, Inc.	509,350	12,377,205
HomeAway, Inc.*	212,525	6,907,063
Life Time Fitness, Inc.*	192,500	8,235,150
LKQ Corp.*	506,200	11,014,912
Michael Kors Holdings Ltd.(a)	128,875	7,318,811
Nordstrom, Inc.	180,775	9,984,203
Polaris Industries, Inc.	116,200	10,747,338
priceline.com, Inc.*	8,820	6,067,543
Ross Stores, Inc.	296,100	17,949,582
TripAdvisor, Inc.	270,400	14,201,408
TRW Automotive Holdings Corp.*	558,838	30,736,090
Ulta Salon, Cosmetics & Fragrance, Inc.*	79,400	6,444,898
Whirlpool Corp.	66,250	7,847,975
Wynn Resorts Ltd.	54,925	6,874,413
		197,698,205

CONSUMER STAPLES — 7.6%
Darling International, Inc.*	681,200	12,234,352
Hershey Co.	186,100	16,289,333
Hormel Foods Corp.	473,025	19,545,393
JM Smucker Co.	359,600	35,657,936
Monster Beverage Corp.*	153,779	7,341,409
Tyson Foods, Inc. - Class A	624,575	15,501,952
Whole Foods Market, Inc.	89,625	7,774,969
		114,345,344

ENERGY — 14.1%
Bristow Group, Inc.	119,050	7,850,157
Cabot Oil & Gas Corp.	458,725	31,014,397
Energy XXI Bermuda Ltd.(a)	250,375	6,815,208
Gulfport Energy Corp.*	620,175	28,422,620
Hess Corp.	304,250	21,787,342
Kodiak Oil & Gas Corp.*(a)	966,805	8,788,257
Oasis Petroleum, Inc.*	155,350	5,914,175
Oceaneering International, Inc.	117,725	7,818,117
Peabody Energy Corp.	325,550	6,885,383
Tesoro Corp.	135,025	7,905,714
Tidewater, Inc.	550,225	27,786,362
Western Refining, Inc.	227,946	8,071,568
WPX Energy, Inc.	2,668,750	42,753,375
		211,812,675

FINANCIALS — 22.5%
Arch Capital Group Ltd.*(a)	260,732	13,706,681

Axis Capital Holdings Ltd.(a)	564,475	$23,493,449
Comerica, Inc.	799,425	28,739,329
CYS Investments, Inc. REIT	2,345,625	27,537,637
Hartford Financial Services Group, Inc.	2,245,575	57,935,835
Hatteras Financial Corp. REIT	1,169,460	32,078,288
KeyCorp	5,353,450	53,320,362
Lincoln National Corp.	1,086,238	35,422,221
Principal Financial Group, Inc.	886,175	30,156,535
Reinsurance Group of America, Inc.	176,800	10,549,656
Signature Bank*	140,450	11,061,842
Validus Holdings Ltd.(a)	205,550	7,681,404
W.R. Berkley Corp.	138,478	6,144,269
		337,827,508

HEALTH CARE — 7.4%
Catamaran Corp.*(a)	56,750	3,009,453
Centene Corp.*	135,300	5,958,612
Cooper Cos., Inc.	139,075	15,003,411
HMS Holdings Corp.*	303,025	8,227,129
Hologic, Inc.*	968,925	21,897,705
Humana, Inc.	134,454	9,292,116
Mednax, Inc.*	193,975	17,385,979
Universal Health Services, Inc. - Class B	124,325	7,940,638
Vertex Pharmaceuticals, Inc.*	235,825	12,965,658
Zimmer Holdings, Inc.	127,900	9,620,638
		111,301,339

INDUSTRIALS — 9.6%
AGCO Corp.	385,675	20,101,381
Chart Industries, Inc.*	133,450	10,677,335
Fluor Corp.	229,950	15,252,583
Jacobs Engineering Group, Inc.*	354,125	19,915,990
Manpower, Inc.	133,925	7,596,226
Parker Hannifin Corp.	219,575	20,108,678
Quanta Services, Inc.*	129,500	3,701,110
Rockwell Automation, Inc.	70,000	6,044,500
Textron, Inc.	868,359	25,885,782
United Rentals, Inc.*	152,975	8,409,036
WESCO International, Inc.*	101,000	7,333,610
		145,026,231

INFORMATION TECHNOLOGY — 13.1%
ANSYS, Inc.*	103,400	8,418,828
Applied Materials, Inc.	532,025	7,171,697
Avnet, Inc.*	247,125	8,945,925
Computer Sciences Corp.	361,950	17,818,798
Cree, Inc.*	216,675	11,854,289
FEI Co.	93,375	6,027,356
IAC/InterActiveCorp	629,450	28,123,826
IPG Photonics Corp.	104,075	6,911,621
JDS Uniphase Corp.*	1,548,725	20,706,453
Lam Research Corp.*	688,700	28,553,502
Linear Technology Corp.	417,375	16,014,679
MICROS Systems, Inc.*	289,050	13,154,666
Skyworks Solutions, Inc.*	478,400	10,539,152

Teradata Corp.*	137,525	$8,046,588
Trimble Navigation Ltd.*	170,300	5,102,188
		197,389,568

MATERIALS — 5.7%
Agnico-Eagle Mines Ltd.(a)	128,100	5,257,224
Allegheny Technologies, Inc.	298,239	9,457,159
Celanese Corp.	157,400	6,933,470
Compass Minerals International, Inc.	188,638	14,883,538
Eagle Materials, Inc.	288,175	19,201,100
NewMarket Corp.	39,669	10,328,221
Royal Gold, Inc.	99,550	7,071,037
Silver Wheaton Corp.(a)	190,175	5,961,986
Westlake Chemical Corp.	78,425	7,332,737
		86,426,472

UTILITIES — 5.7%
Alliant Energy Corp.	605,400	30,378,972
Questar Corp.	1,817,275	44,214,301
Xcel Energy, Inc.	361,650	10,741,005
		85,334,278

TOTAL COMMON STOCKS (Cost $1,311,266,731) — 98.9%		1,487,161,620

SHORT-TERM INVESTMENTS — 0.1%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.010%	1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,000) — 0.1%		1,000,000

TOTAL INVESTMENTS (Cost $1,312,266,731) — 99.0%		1,488,161,620

Other assets less liabilities — 1.0%		14,736,210

TOTAL NET ASSETS — 100.0%		$1,502,897,830

(equivalent to $15.36 per share; unlimited shares of $1.00 par value capital shares authorized; 97,826,314 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
(a) Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS — 99.5%
CONSUMER DISCRETIONARY — 13.0%
bebe stores, Inc.	405,800	$1,692,186
Buckle, Inc.	90,025	4,199,667
Cracker Barrel Old Country Store, Inc.	81,500	6,589,275
iRobot Corp.*	111,600	2,863,656
Jos. A. Bank Clothiers, Inc.*	70,700	2,820,930
Monro Muffler Brake, Inc.	105,500	4,189,405
Rent-A-Center, Inc.	29,700	1,097,118
Ryland Group, Inc.	27,700	1,152,874
Sotheby's	99,500	3,722,295
Steiner Leisure Ltd.*(a)	56,500	2,732,340
		31,059,746

CONSUMER STAPLES — 1.4%
Darling International, Inc.*	140,000	2,514,400
Natural Grocers by Vitamin Cottage, Inc.	34,500	777,975
		3,292,375

ENERGY — 7.2%
Delek U.S. Holdings, Inc.	85,300	3,365,938
Geospace Technologies Corp.*	32,060	3,459,915
Gulfport Energy Corp.*	179,100	8,208,153
Western Refining, Inc.	64,300	2,276,863
		17,310,869

FINANCIALS — 14.5%
Cohen & Steers, Inc.	134,590	4,854,661
Hercules Technology Growth Capital, Inc.	168,400	2,062,900
Home Properties, Inc. REIT	14,700	932,274
Mid-America Apartment Communities, Inc. REIT	59,500	4,109,070
National Financial Partners Corp.*	142,060	3,186,406
National Health Investors, Inc. REIT	48,700	3,187,415
Portfolio Recovery Associates, Inc.*	36,170	4,590,696
Signature Bank*	44,800	3,528,448
Summit Hotel Properties, Inc. REIT	264,778	2,772,226
Waddell & Reed Financial, Inc. - Class A	121,900	5,336,782
		34,560,878

HEALTH CARE — 20.2%
Acorda Therapeutics, Inc.*	75,000	2,402,250
Akorn, Inc.*	242,200	3,349,626
Bruker Corp.*	265,400	5,069,140
Centene Corp.*	64,300	2,831,772
Computer Programs & Systems, Inc.	55,900	3,024,749
Covance, Inc.*	72,700	5,403,064
Genomic Health, Inc.*	62,300	1,761,844
Globus Medical, Inc. - Class A*	58,200	854,376
HMS Holdings Corp.*	96,500	2,619,975
ICU Medical, Inc.*	60,145	3,545,548

Merit Medical Systems, Inc.*	220,963	$2,709,006
Salix Pharmaceuticals Ltd.*	99,600	5,097,528
Sirona Dental Systems, Inc.*	42,800	3,155,644
Team Health Holdings, Inc.*	135,500	4,929,490
U.S. Physical Therapy, Inc.	61,400	1,648,590
		48,402,602

INDUSTRIALS — 15.6%
Aegion Corp.*	139,800	3,236,370
Alaska Air Group, Inc.*	56,200	3,594,552
American Railcar Industries, Inc.	51,300	2,397,762
Beacon Roofing Supply, Inc.*	12,400	479,384
Celadon Group, Inc.	141,600	2,953,776
Chart Industries, Inc.*	37,900	3,032,379
Erickson Air-Crane, Inc.	164,100	2,668,266
Genesee & Wyoming, Inc. - Class A*	27,500	2,560,525
II-VI, Inc.*	150,500	2,564,520
Kirby Corp.*	27,000	2,073,600
Teledyne Technologies, Inc.*	41,500	3,255,260
Triumph Group, Inc.	45,500	3,571,750
United Rentals, Inc.*	90,000	4,947,300
		37,335,444

INFORMATION TECHNOLOGY — 23.6%
ADTRAN, Inc.	82,000	1,611,300
Cree, Inc.*	30,700	1,679,597
Cymer, Inc.*	56,385	5,418,598
Daktronics, Inc.	109,600	1,150,800
Finisar Corp.*	188,600	2,487,634
Fusion-io, Inc.*	36,100	590,957
Hittite Microwave Corp.*	30,400	1,841,024
j2 Global, Inc.	101,400	3,975,894
Jack Henry & Associates, Inc.	139,400	6,441,674
LSI Corp.*	172,300	1,168,194
Netgear, Inc.*	90,800	3,042,708
Peregrine Semiconductor Corp.*	177,300	1,732,221
Plantronics, Inc.	45,900	2,028,321
SciQuest, Inc.*	74,649	1,794,562
Semtech Corp.*	137,900	4,880,281
SPS Commerce, Inc.*	48,450	2,067,362
Stratasys Ltd.*(a)	52,445	3,892,468
TIBCO Software, Inc.*	154,300	3,119,946
ValueClick, Inc.*	125,200	3,699,660
Veeco Instruments, Inc.*	82,000	3,143,060
Zynga, Inc. - Class A*	217,400	730,464
		56,496,725

MATERIALS — 4.0%
Balchem Corp.	61,500	2,702,310
Carpenter Technology Corp.	32,500	1,601,925
GSE Holding, Inc.*	177,200	1,463,672

U.S. Silica Holdings, Inc.	156,200	$3,683,196
		9,451,103

TOTAL COMMON STOCKS (Cost $164,594,682) — 99.5%		237,909,742

TOTAL INVESTMENTS (Cost $164,594,682) — 99.5%		237,909,742

Other assets less liabilities — 0.5%		1,244,847

TOTAL NET ASSETS — 100.0%		$239,154,589

(equivalent to $20.05 per share; unlimited shares of $1.00 par value capital shares authorized; 11,927,914 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
(a) Foreign security denominated in U.S. dollars.

 See accompanying Notes to Schedules of Investments.

SCOUT LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 11.4%
Avis Budget Rental Car Funding AESOP, LLC Series 2010-2A, Class A, 3.630%, 8/20/14(a)(b)	$62,500	$62,813
Chase Issuance Trust
Series 2011-A2, Class A2, 0.293%, 5/15/15(a)(c)	155,000	155,012
Series 2013-A2, Class A2, 0.303%, 2/15/17(a)(c)	100,000	100,018
Conseco Financial Corp. Series 1996-8, Class A6, 7.600%, 11/15/26(a)(c)	48,011	48,500
GE Capital Credit Card Master Note Trust Series 2010-3, Class A, 2.210%, 6/15/16(a)	100,000	100,392
GSAA Trust Series 2006-S1, Class 1A1, 0.364%, 1/25/37(a)(c)	168,337	62,268
Hertz Vehicle Financing, LLC Series 2010-1A, Class A1, 2.600%, 2/25/15(a)(b)	150,000	152,186
Honda Auto Receivables Owner Trust
Series 2010-3, Class A3, 0.700%, 4/21/14(a)	96,046	96,088
Series 2011-1, Class A3, 1.130%, 10/15/14(a)	169,088	169,482
Hyundai Auto Receivables Trust Series 2012-B, Class A2, 0.540%, 1/15/15(a)	148,698	148,801
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.824%, 1/25/36(a)(b)(c)	74,538	45,203
Residential Funding Mortgage Securities II Home Loan Trust
Series 2002-HS3, Class 1A6, 4.480%, 8/25/17(a)(c)	149,472	148,791
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(c)	25,940	25,867
Series 2006-HI2, Class A3, 5.790%, 2/25/36(a)	159,914	164,288
Series 2006-HI3, Class A3, 5.960%, 2/25/36(a)	81,135	83,245
Series 2006-HI4, Class A3, 5.440%, 9/25/36(a)	93,547	96,443
SLM Student Loan Trust Series 2007-1, Class A3, 0.331%, 7/25/18(a)(c)	113,425	113,480
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S6, Class A2, 0.784%, 11/25/35(a)(c)	54,173	52,704
Series 2005-S7, Class A2, 0.504%, 12/25/35(a)(b)(c)	96,100	90,824

TOTAL ASSET-BACKED SECURITIES (Cost $1,905,087) — 11.4%		1,916,405

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.4%
Citigroup Commercial Mortgage Trust Series 2004-C1, Class A4, 5.365%, 4/15/40(a)(c)	190,000	197,090
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(b)	171,191	171,652
GE Capital Commercial Mortgage Corp.
Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(c)	214,147	223,819
Series 2004-C2, Class A4, 4.893%, 3/10/40(a)	365,000	375,315
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class A1, 0.958%, 6/15/45(a)	257,104	258,129
LB-UBS Commercial Mortgage Trust Series 2003-C8, Class A4, 5.124%, 11/15/32(a)(c)	71,875	72,626
Merrill Lynch Mortgage Trust Series 2004-MKB1, Class A4, 5.176%, 2/12/42(a)(c)	35,000	36,145
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.673%, 11/15/45(a)	83,843	83,695

Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	$161,863	$161,823

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,598,406) — 9.4%		1,580,294

CORPORATE BONDS — 51.1%
Ally Financial, Inc. 4.625%, 6/26/15	475,000	496,990
American International Group, Inc.
5.050%, 10/1/15(a)	225,000	246,482
3.800%, 3/22/17(a)	255,000	275,929
Anadarko Petroleum Corp. 5.950%, 9/15/16(a)	190,000	218,710
ArcelorMittal 9.500%, 2/15/15(a)	125,000	141,250
AT&T, Inc.
0.677%, 2/12/16(c)	145,000	145,599
0.900%, 2/12/16(a)	150,000	149,898
Bank of America Corp.
3.750%, 7/12/16	110,000	116,992
6.500%, 8/1/16(a)	235,000	270,645
Boston Scientific Corp. 4.500%, 1/15/15(a)	100,000	106,085
BP Capital Markets PLC 1.375%, 11/6/17(a)	55,000	55,073
Caterpillar Financial Services Corp. 0.700%, 2/26/16	110,000	109,924
Chevron Corp. 1.104%, 12/5/17(a)	90,000	90,076
Citigroup, Inc.
4.875%, 5/7/15	185,000	197,246
4.450%, 1/10/17	400,000	440,374
Countrywide Financial Corp. 6.250%, 5/15/16	160,000	178,213
Credit Suisse 3.500%, 3/23/15	250,000	263,505
Deutsche Bank A.G. 6.000%, 9/1/17(a)	240,000	284,742
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(a)(b)	85,000	87,077
DISH DBS Corp. 7.750%, 5/31/15(a)	140,000	155,400
DPL, Inc. 6.500%, 10/15/16(a)	75,000	79,125
ERAC USA Finance, LLC
2.250%, 1/10/14(a)(b)	100,000	101,175
5.900%, 11/15/15(a)(b)	140,000	156,914
Ford Motor Credit Co., LLC 2.500%, 1/15/16	475,000	484,188
General Electric Capital Corp. 2.300%, 4/27/17	400,000	413,940
Goldman Sachs Group, Inc. 3.625%, 2/7/16	400,000	424,797
Hartford Financial Services Group, Inc. 7.300%, 11/1/15(a)	94,000	108,651
ING Bank N.V. 2.000%, 9/25/15(b)	300,000	304,800
JPMorgan Chase & Co. 1.201%, 1/25/18(c)	285,000	286,874

Liberty Property LP 5.500%, 12/15/16(a)	$75,000	$84,790
Lincoln National Corp. 4.300%, 6/15/15(a)	145,000	155,266
MetLife, Inc. 1.756%, 12/15/17	100,000	101,228
Metropolitan Life Global Funding I 1.700%, 6/29/15(b)	50,000	51,057
Morgan Stanley
1.538%, 2/25/16(c)	75,000	75,320
3.800%, 4/29/16	225,000	238,708
News America, Inc. 8.000%, 10/17/16	75,000	92,079
Prudential Financial, Inc. 4.750%, 9/17/15	140,000	152,525
Prudential Insurance Co. of America 8.100%, 7/15/15(b)	150,000	168,685
PSEG Power, LLC 5.320%, 9/15/16(a)	50,000	56,481
Qwest Corp. 7.500%, 10/1/14(a)	100,000	108,996
Transocean, Inc.
4.950%, 11/15/15(a)	200,000	216,397
5.050%, 12/15/16(a)	195,000	216,664
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	130,931	141,794
Wells Fargo & Co. 5.125%, 9/15/16	275,000	310,533

TOTAL CORPORATE BONDS (Cost $8,470,556) — 51.1%		8,561,197

MORTGAGE-BACKED SECURITIES — 17.4%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	24,278	24,393
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	267,775	274,957
Fannie Mae Pool
0.620%, 6/1/18(c)	620,000	619,379
0.590%, 7/1/18(c)	265,000	267,133
0.600%, 8/1/18(c)	291,649	291,565
Fannie Mae REMICS Series 2011-122, Class A, 3.000%, 12/25/25	50,310	51,048
Fannie Mae-Aces
Series 2013-M1, Class ASQ1, 0.492%, 11/25/16	193,160	193,183
Series 2012-M14, Class ASQ1, 0.538%, 2/25/17	180,912	181,047
Series 2012-M9, Class ASQ1, 0.978%, 12/25/17	233,605	235,065
Series 2012-M6, Class AFL, 0.704%, 6/25/22(c)	148,977	150,410
FHLMC Multifamily Structured Pass-Through Certificates Series K502, Class A1, 0.727%, 12/25/16(a)	465,000	464,149
Freddie Mac REMICS Series 2764, Class UE, 5.000%, 10/15/32(a)	138,778	145,513
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 1/25/14(a)	10,098	10,139

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,910,659) — 17.4%		2,907,981

U.S. GOVERNMENT AND AGENCIES — 4.1%
NCUA Guaranteed Notes Trust

Series 2010-R1, Class 2A, 1.840%, 10/7/20(a)	$187,276	$189,449
Series 2010-A1, Class A, 0.553%, 12/7/20(a)(c)	164,404	164,877
United States Treasury Note 0.125%, 7/31/14	325,000	324,657

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $679,356) — 4.1%		678,983

SHORT-TERM INVESTMENTS — 3.9%
UMB Money Market Fiduciary, 0.010%	648,337	648,337

TOTAL SHORT-TERM INVESTMENTS (Cost $648,337) — 3.9%		648,337

TOTAL INVESTMENTS (Cost $16,212,401) — 97.3%		16,293,197

Other assets less liabilities — 2.7%		457,721

TOTAL NET ASSETS — 100.0%		$16,750,918

(equivalent to $10.12 per share; unlimited shares of $1.00 par value capital shares authorized; 1,656,016 shares outstanding)

LLC - Limited Liability Company
LP - Limited Partnership
MASTR - Mortgage Asset Securitization Transactions, Inc.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a) Callable.
(b) 144A restricted security.
(c) Variable rate security (presented at the current rate as of period end).

See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 8.5%
Ally Master Owner Trust Series 2011-1, Class A1, 1.073%, 1/15/16(a)(b)	$1,245,000	$1,251,676
American Express Credit Account Master Trust Series 2010-1, Class A, 0.453%, 11/16/15(a)(b)	420,000	420,042
Bank of America Auto Trust Series 2012-1, Class A2, 0.590%, 11/17/14(a)	653,999	654,462
Chase Issuance Trust
Series 2011-A2, Class A2, 0.293%, 5/15/15(a)(b)	910,000	910,073
Series 2008-A13, Class A13, 1.780%, 9/15/15(a)(b)	700,000	705,013
Series 2011-A3, Class A3, 0.323%, 12/15/15(a)(b)	2,050,000	2,051,802
Ford Credit Auto Owner Trust
Series 2012-B, Class A2, 0.570%, 1/15/15(a)	1,155,298	1,156,091
Series 2012-C, Class A2, 0.470%, 4/15/15(a)	824,083	824,603
GE Capital Credit Card Master Note Trust Series 2010-3, Class A, 2.210%, 6/15/16(a)	1,035,000	1,039,056
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	1,705,000	1,741,424
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	1,925,000	1,927,568
Honda Auto Receivables Owner Trust
Series 2010-3, Class A3, 0.700%, 4/21/14(a)	56,027	56,052
Series 2012-1, Class A2, 0.570%, 8/15/14(a)	591,904	592,203
Huntington Auto Trust
Series 2012-1, Class A2, 0.540%, 11/17/14(a)	704,509	704,864
Series 2012-2, Class A2, 0.380%, 9/15/15(a)	2,895,000	2,895,052
Hyundai Auto Receivables Trust
Series 2012-B, Class A2, 0.540%, 1/15/15(a)	1,863,376	1,864,660
Series 2010-B, Class A3, 0.970%, 4/15/15(a)	144,558	144,901
Mercedes-Benz Auto Receivables Trust Series 2012-1, Class A2, 0.370%, 3/15/15(a)	1,795,000	1,795,488
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	375,297	401,241
SLM Student Loan Trust Series 2007-1, Class A3, 0.331%, 7/25/18(a)(b)	71,609	71,644
USAA Auto Owner Trust Series 2012-1, Class A2, 0.380%, 6/15/15(a)	750,000	749,504

TOTAL ASSET-BACKED SECURITIES (Cost $21,897,969) — 8.5%		21,957,419

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.4%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	860,000	968,633
Bear Stearns Commercial Mortgage Securities Trust Series 2003-PWR2, Class A4, 5.186%, 5/11/39(b)	418,839	423,034
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4, 5.365%, 4/15/40(a)(b)	890,000	923,213
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	1,043,632	1,043,571
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 11/15/45(a)	674,455	673,495
Commercial Mortgage Trust
Series 2004-GG1, Class A7, 5.317%, 6/10/36(a)(b)	466,276	479,362
Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	315,000	359,132
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(c)	2,274,401	2,280,519
GE Capital Commercial Mortgage Corp.
Series 2003-C2, Class A4, 5.145%, 7/10/37(a)	140,207	140,927

Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	$482,970	$504,783
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	1,198,213	1,197,459
GS Mortgage Securities Corp. II Trust Series 2007-EOP, Class A1, 1.103%, 3/6/20(b)(c)	674,950	675,146
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.787%, 8/10/45(a)(b)	2,740,000	3,136,037
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A1, 0.958%, 6/15/45(a)	808,634	811,858
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	1,165,912	1,163,928
JP Morgan Commercial Mortgage Pass Through Certificates Series 2004-C1, Class A3, 4.719%, 1/15/38(a)	1,300,000	1,326,566
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	758,475	756,958
Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A, 5.787%, 8/15/45(b)(c)	2,350,000	2,700,728
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	1,313,743	1,313,907
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	2,347,322	2,344,623
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	1,275,860	1,275,545

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,367,674) — 9.4%		24,499,424

CORPORATE BONDS — 36.1%
Allstate Corp. 5.000%, 8/15/14(a)	815,000	862,968
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22(a)	820,562	894,412
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 7/15/25(a)(c)	1,095,000	1,113,478
American International Group, Inc.
4.250%, 9/15/14(a)	2,340,000	2,451,068
5.050%, 10/1/15(a)	890,000	974,972
4.875%, 9/15/16(a)	1,400,000	1,557,934
3.800%, 3/22/17(a)	920,000	995,509
6.400%, 12/15/20(a)	630,000	780,221
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 11/15/14(a)	1,060,000	1,138,872
AT&T, Inc.
5.100%, 9/15/14(a)	2,215,000	2,355,482
1.700%, 6/1/17(a)	1,075,000	1,087,767
Bank of America Corp.
4.500%, 4/1/15	2,975,000	3,152,378
1.500%, 10/9/15	2,290,000	2,297,564
1.250%, 1/11/16	1,600,000	1,593,315
British Telecommunications PLC 2.000%, 6/22/15(a)(d)	740,000	757,086
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 1/15/21	407,010	439,103
Citigroup, Inc.
5.500%, 10/15/14	2,210,000	2,358,280
4.587%, 12/15/15	4,210,000	4,563,509
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/23(a)	1,874,170	2,131,868
Credit Suisse 2.200%, 1/14/14(d)	565,000	572,546
Daimler Finance North America, LLC
0.905%, 1/9/15(b)(c)	1,135,000	1,139,593

1.250%, 1/11/16(a)(c)	$1,775,000	$1,781,079
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24(a)	1,517,199	1,718,228
Delta Air Lines 2011-1 Class A Pass-Through Trust 5.300%, 10/15/20(a)	899,853	994,338
Delta Air Lines 2012-1 Class A Pass-Through Trust 4.750%, 5/7/20(a)	1,870,000	2,024,275
Deutsche Bank A.G. 4.875%, 5/20/13(d)	555,000	557,707
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(a)(c)(d)	1,905,000	1,951,549
Entergy Arkansas, Inc. 5.000%, 7/1/18(a)	315,000	314,581
Entergy Texas, Inc. 3.600%, 6/1/15(a)	1,005,000	1,058,590
Farmers Insurance Exchange 6.000%, 8/1/14(c)	315,000	332,931
Ford Motor Credit Co., LLC 4.207%, 4/15/16	2,915,000	3,103,058
General Electric Capital Corp.
1.625%, 7/2/15	3,395,000	3,452,970
1.000%, 12/11/15(a)	1,485,000	1,494,228
1.000%, 1/8/16	2,000,000	2,000,864
Goldman Sachs Group, Inc.
6.000%, 5/1/14	1,325,000	1,396,627
5.500%, 11/15/14	1,260,000	1,349,295
3.700%, 8/1/15	935,000	988,134
1.600%, 11/23/15	1,875,000	1,892,169
Hartford Financial Services Group, Inc.
5.500%, 10/15/16(a)	700,000	792,024
5.375%, 3/15/17(a)	800,000	911,686
ING Bank N.V. 3.750%, 3/7/17(c)(d)	2,005,000	2,136,588
JPMorgan Chase & Co.
1.100%, 10/15/15	1,600,000	1,602,272
0.908%, 2/26/16(b)	1,625,000	1,625,946
1.201%, 1/25/18(b)	2,860,000	2,878,804
3.250%, 9/23/22	800,000	798,765
Kiowa Power Partners, LLC 4.811%, 12/30/13(c)	42,848	43,179
MetLife Institutional Funding II 0.675%, 1/6/15(b)(c)	1,425,000	1,426,505
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	4,630,000	4,727,874
2.500%, 9/29/15(c)	120,000	124,718
Morgan Stanley
4.200%, 11/20/14	1,510,000	1,580,505
1.538%, 2/25/16(b)	885,000	888,771
New York Life Global Funding 1.850%, 12/13/13(c)	1,380,000	1,392,452
Northrop Grumman Corp. 3.700%, 8/1/14(a)	985,000	1,024,300
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21(a)	982,270	1,109,965
Pricoa Global Funding I 5.450%, 6/11/14(c)	145,000	153,414
Principal Life Global Funding II
0.930%, 7/9/14(b)(c)	245,000	246,489
0.440%, 9/19/14(b)(c)	825,000	824,754
Prudential Holdings, LLC
7.245%, 12/18/23(a)(c)	75,000	93,068
8.695%, 12/18/23(a)(c)	1,370,000	1,758,727

Prudential Insurance Co. of America 8.300%, 7/1/25(c)	$530,000	$729,571
Toyota Motor Credit Corp. 0.430%, 3/10/15(b)	810,000	810,777
UBS A.G. 5.875%, 12/20/17(d)	378,000	448,339
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 7/2/25	884,280	980,401
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 1/2/29(a)	801,726	900,483
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 7/2/30(a)	438,909	527,679
Verizon Communications, Inc. 0.481%, 3/6/15(b)(c)	1,245,000	1,244,516
Viacom, Inc. 4.375%, 9/15/14(a)	1,555,000	1,635,068
Wells Fargo & Co. 3.750%, 10/1/14	815,000	853,437

TOTAL CORPORATE BONDS (Cost $91,907,259) — 36.1%		93,899,625

MORTGAGE-BACKED SECURITIES — 14.3%
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	423,671	435,034
Fannie Mae Pool
4.491%, 8/1/13	10,190	10,158
0.650%, 7/1/17(b)	814,000	813,687
0.620%, 6/1/18(b)	1,940,000	1,938,056
0.590%, 7/1/18(b)	880,000	887,082
0.600%, 8/1/18(b)	2,814,413	2,813,608
3.330%, 7/1/20	976,174	1,070,115
3.330%, 10/1/20	1,287,182	1,394,219
0.670%, 11/1/20(b)	10,140,000	10,134,535
3.230%, 11/1/20	1,379,859	1,486,370
4.000%, 4/1/24	855,053	915,395
2.500%, 3/1/26	485,601	504,324
5.970%, 1/1/40	193,442	233,117
5.970%, 1/1/40	164,426	198,149
5.100%, 12/1/40	306,572	340,342
Fannie Mae REMICS
Series 2008-76, Class GF, 0.854%, 9/25/23(b)	892,110	902,761
Series 2010-46, Class A, 4.000%, 5/25/24	68,080	68,697
Fannie Mae-Aces
Series 2011-M6, Class A1, 1.951%, 6/25/21	463,414	477,746
Series 2012-M8, Class AB2, 2.305%, 5/25/22	1,300,000	1,275,953
Series 2012-M6, Class AFL, 0.704%, 6/25/22(b)	3,972,715	4,010,932
Series 2013-M2, Class AFL, 0.554%, 1/25/23(b)	2,562,499	2,562,499
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	644,688	684,220
Series 3873, Class DG, 3.000%, 7/15/27(a)	278,325	283,717
Series 3688, Class JA, 3.500%, 1/15/30(a)	824,479	855,691
Ginnie Mae I Pool
6.000%, 6/15/13	126	126
2.140%, 8/15/23	1,198,115	1,219,965
Ginnie Mae II Pool
7.000%, 7/20/16	5,082	5,458
3.500%, 11/20/42	1,536,260	1,610,961

MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 1/25/14(a)	$5,241	$5,263

TOTAL MORTGAGE-BACKED SECURITIES (Cost $36,604,086) — 14.3%		37,138,180

U.S. GOVERNMENT AND AGENCIES — 27.5%
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.553%, 12/7/20(a)(b)	2,416,429	2,423,388
United States Treasury Note
0.125%, 9/30/13	4,000,000	4,000,000
0.250%, 8/31/14	17,995,000	18,004,142
0.250%, 2/15/15	47,000,000	46,998,167

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $71,413,614) — 27.5%		71,425,697

SHORT-TERM INVESTMENTS — 3.4%
UMB Money Market Fiduciary, 0.010%	8,853,006	8,853,006

TOTAL SHORT-TERM INVESTMENTS (Cost $8,853,006) — 3.4%		8,853,006

TOTAL INVESTMENTS (Cost $255,043,608) — 99.2%		257,773,351

Other assets less liabilities — 0.8%		2,084,395

TOTAL NET ASSETS — 100.0%		$259,857,746

(equivalent to $11.62 per share; unlimited shares of $1.00 par value capital shares authorized; 21,734,360 shares outstanding for Institutional Class; equivalent to $11.62 per share; unlimited shares of $1.00 par value capital shares authorized; 623,903 shares outstanding for Class Y)

LLC - Limited Liability Company
MASTR - Mortgage Asset Securitization Transactions, Inc.
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
REMICS - Real Estate Mortgage Investment Conduits
(a) Callable.
(b) Variable rate security (presented at the current rate as of period end).
(c) 144A restricted security.
(d) Foreign security denominated in U.S. dollars.

See accompanying Notes to Schedules of Investments.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 12.1%
Ally Master Owner Trust Series 2011-1, Class A1, 1.073%, 1/15/16(a)(b)	$3,645,000	$3,664,545
American Express Credit Account Master Trust Series 2010-1, Class A, 0.453%, 11/16/15(a)(b)	1,165,000	1,165,117
Bank of America Auto Trust Series 2012-1, Class A2, 0.590%, 11/17/14(a)	1,534,897	1,535,982
Chase Issuance Trust
Series 2011-A2, Class A2, 0.293%, 5/15/15(a)(b)	2,055,000	2,055,164
Series 2008-A13, Class A13, 1.780%, 9/15/15(a)(b)	1,580,000	1,591,316
Series 2011-A3, Class A3, 0.323%, 12/15/15(a)(b)	4,625,000	4,629,065
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	2,599,692	2,340,074
Ford Credit Auto Owner Trust
Series 2012-B, Class A2, 0.570%, 1/15/15(a)	2,205,785	2,207,300
Series 2012-C, Class A2, 0.470%, 4/15/15(a)	1,760,894	1,762,006
GE Capital Credit Card Master Note Trust Series 2010-3, Class A, 2.210%, 6/15/16(a)	2,385,000	2,394,347
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	1,103,060	1,054,116
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1, 2.200%, 3/25/16(a)(c)	4,555,000	4,652,308
Series 2013-1A, Class A1, 1.120%, 8/25/17(a)(c)	4,155,000	4,160,543
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.300%, 5/25/36(a)	1,719,141	1,434,238
Honda Auto Receivables Owner Trust
Series 2010-3, Class A3, 0.700%, 4/21/14(a)	134,464	134,524
Series 2012-1, Class A2, 0.570%, 8/15/14(a)	1,425,818	1,426,539
Huntington Auto Trust
Series 2012-1, Class A2, 0.540%, 11/17/14(a)	2,076,596	2,077,643
Series 2012-2, Class A2, 0.380%, 9/15/15(a)	6,300,000	6,300,113
Hyundai Auto Receivables Trust
Series 2012-B, Class A2, 0.540%, 1/15/15(a)	4,419,128	4,422,173
Series 2010-B, Class A3, 0.970%, 4/15/15(a)	332,819	333,608
Mercedes-Benz Auto Receivables Trust Series 2012-1, Class A2, 0.370%, 3/15/15(a)	3,695,000	3,696,005
Mid-State Trust XI Series 11, Class A1, 4.864%, 7/15/38(a)	797,507	852,638
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-S1, Class A2, 0.824%, 1/25/36(a)(b)(c)	454,938	275,895
Residential Funding Mortgage Securities II Home Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	68,213	68,019
Series 2003-HS3, Class A2A, 0.484%, 8/25/33(a)(b)	235,468	200,479
Series 2006-HSA1, Class A4, 5.490%, 2/25/36(a)	1,150,304	800,790
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	868,200	461,762
Series 2006-HSA2, Class AI4, 5.810%, 3/25/36(a)	820,000	355,346
SACO I, Inc. Series 2006-9, Class A1, 0.504%, 8/25/36(a)(b)	657,913	404,776
SLM Student Loan Trust Series 2007-1, Class A3, 0.331%, 7/25/18(a)(b)	193,398	193,491
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S6, Class A2, 0.784%, 11/25/35(a)(b)	166,593	162,076
Series 2005-S7, Class A2, 0.504%, 12/25/35(a)(b)(c)	933,542	882,292
Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	1,817,713	1,138,463

USAA Auto Owner Trust Series 2012-1, Class A2, 0.380%, 6/15/15(a)	$1,950,000	$1,948,711

TOTAL ASSET-BACKED SECURITIES (Cost $59,499,275) — 12.1%		60,781,464

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.1%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	2,715,000	3,057,953
Bear Stearns Commercial Mortgage Securities Trust Series 2003-PWR2, Class A4, 5.186%, 5/11/39(b)	1,442,230	1,456,674
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4, 5.365%, 4/15/40(a)(b)	1,080,000	1,120,303
Series 2012-GC8, Class A1, 0.685%, 9/10/45(a)	2,018,905	2,018,785
Commercial Mortgage Pass-Through Certificates Series 2012-CR3, Class A1, 0.666%, 11/15/45(a)	1,079,128	1,077,592
Commercial Mortgage Trust
Series 2004-GG1, Class A7, 5.317%, 6/10/36(a)(b)	1,126,833	1,158,459
Series 2007-GG9, Class A4, 5.444%, 3/10/39(a)	865,000	986,188
DBRR Trust Series 2012-EZ1, Class A, 0.946%, 9/25/45(a)(c)	5,443,890	5,458,534
GE Capital Commercial Mortgage Corp.
Series 2003-C2, Class A4, 5.145%, 7/10/37(a)	409,098	411,197
Series 2004-C3, Class A4, 5.189%, 7/10/39(a)(b)	1,471,693	1,538,159
GS Mortgage Securities Corp. II Series 2012-GCJ9, Class A1, 0.662%, 11/10/45(a)	2,321,537	2,320,077
GS Mortgage Securities Corp. II Trust Series 2007-EOP, Class A1, 1.103%, 3/6/20(b)(c)	1,691,770	1,692,261
GS Mortgage Securities Trust Series 2007-GG10, Class A4, 5.787%, 8/10/45(a)(b)	5,915,000	6,769,948
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A1, 0.958%, 6/15/45(a)	2,264,175	2,273,203
Series 2012-C8, Class A1, 0.705%, 10/15/45(a)	2,093,978	2,090,414
JP Morgan Commercial Mortgage Pass Through Certificates Series 2004-C1, Class A3, 4.719%, 1/15/38(a)	3,170,000	3,234,779
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.664%, 11/15/45(a)	1,400,619	1,397,818
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A1, 0.726%, 8/10/49(a)	2,540,815	2,541,133
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class A1, 0.687%, 10/15/45(a)	2,974,505	2,971,084
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class A1, 0.734%, 12/15/45(a)	2,166,106	2,165,571

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $45,484,683) — 9.1%		45,740,132

CORPORATE BONDS — 41.6%
Allstate Corp. 5.000%, 8/15/14(a)	1,580,000	1,672,994
Ally Financial, Inc.
8.300%, 2/12/15	20,000	22,200
3.125%, 1/15/16	1,165,000	1,179,563
5.500%, 2/15/17	1,835,000	1,984,998
7.500%, 9/15/20	2,730,000	3,330,600
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22(a)	1,875,570	2,044,371
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 7/15/25(a)(c)	2,180,000	2,216,788
American International Group, Inc.

4.250%, 5/15/13(a)	$2,040,000	$2,028,492
4.250%, 9/15/14(a)	1,270,000	1,330,281
5.050%, 10/1/15(a)	1,930,000	2,114,265
4.875%, 9/15/16(a)	3,000,000	3,338,430
3.800%, 3/22/17(a)	2,190,000	2,369,744
6.400%, 12/15/20(a)	1,470,000	1,820,516
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 11/15/14(a)	2,045,000	2,197,164
AT&T, Inc.
5.100%, 9/15/14(a)	4,335,000	4,609,939
1.700%, 6/1/17(a)	2,435,000	2,463,918
Bank of America Corp.
4.500%, 4/1/15	6,765,000	7,168,350
1.500%, 10/9/15	5,505,000	5,523,183
1.250%, 1/11/16	3,915,000	3,898,643
British Telecommunications PLC 2.000%, 6/22/15(a)(d)	2,105,000	2,153,602
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass-Through Trust 4.967%, 4/1/23(a)	766,878	855,222
Citigroup, Inc.
5.500%, 10/15/14	4,630,000	4,940,650
4.587%, 12/15/15	9,790,000	10,612,057
Credit Suisse 2.200%, 1/14/14(d)	1,650,000	1,672,037
Daimler Finance North America, LLC
0.905%, 1/9/15(b)(c)	2,455,000	2,464,935
1.250%, 1/11/16(a)(c)	4,000,000	4,013,700
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24(a)	3,485,086	3,946,859
Delta Air Lines 2012-1 Class A Pass-Through Trust 4.750%, 5/7/20(a)	880,000	952,600
Deutsche Bank A.G. 4.875%, 5/20/13(d)	1,125,000	1,130,102
Deutsche Telekom International Finance B.V. 2.250%, 3/6/17(a)(c)(d)	3,875,000	3,969,686
Ford Motor Credit Co., LLC
3.875%, 1/15/15	2,785,000	2,895,191
2.750%, 5/15/15	3,355,000	3,424,663
4.207%, 4/15/16	2,630,000	2,799,672
3.984%, 6/15/16	1,770,000	1,875,235
4.250%, 2/3/17	2,380,000	2,547,033
5.000%, 5/15/18	3,550,000	3,910,006
General Electric Capital Corp.
1.625%, 7/2/15	7,360,000	7,485,672
1.000%, 12/11/15(a)	3,385,000	3,406,034
1.000%, 1/8/16	4,435,000	4,436,916
Goldman Sachs Group, Inc.
6.000%, 5/1/14	2,860,000	3,014,606
5.500%, 11/15/14	3,036,000	3,251,158
3.700%, 8/1/15	2,020,000	2,134,793
1.600%, 11/23/15	4,050,000	4,087,086
Hartford Financial Services Group, Inc.
5.500%, 10/15/16(a)	1,450,000	1,640,621
5.375%, 3/15/17(a)	1,710,000	1,948,728
ING Bank N.V. 3.750%, 3/7/17(c)(d)	4,165,000	4,438,349
JPMorgan Chase & Co.
1.100%, 10/15/15	3,885,000	3,890,517
0.908%, 2/26/16(b)	3,365,000	3,366,958
1.201%, 1/25/18(b)	5,925,000	5,963,957
3.250%, 9/23/22	1,885,000	1,882,090
Kiowa Power Partners, LLC 4.811%, 12/30/13(c)	152,847	154,026

Liberty Mutual Group, Inc. 6.700%, 8/15/16(a)(c)	$705,000	$821,008
Lockheed Martin Corp. 3.350%, 9/15/21(a)	70,000	73,476
MetLife Institutional Funding II 0.675%, 1/6/15(b)(c)	3,090,000	3,093,263
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	9,640,000	9,843,780
2.500%, 9/29/15(c)	740,000	769,094
Morgan Stanley
4.200%, 11/20/14	3,610,000	3,778,558
1.538%, 2/25/16(b)	1,835,000	1,842,819
Northrop Grumman Corp. 3.700%, 8/1/14(a)	1,900,000	1,975,806
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21(a)	2,096,093	2,368,585
Principal Life Global Funding II
0.930%, 7/9/14(b)(c)	635,000	638,859
0.440%, 9/19/14(b)(c)	1,625,000	1,624,516
Prudential Holdings, LLC
7.245%, 12/18/23(a)(c)	1,115,000	1,383,607
8.695%, 12/18/23(a)(c)	750,000	962,807
Prudential Insurance Co. of America 8.300%, 7/1/25(c)	1,355,000	1,865,225
Toyota Motor Credit Corp. 0.430%, 3/10/15(b)	1,595,000	1,596,530
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24(a)	2,601,110	2,887,232
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 4/22/25(a)	1,353,905	1,553,606
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26(a)	2,245,000	2,508,788
UAL 2007-1 Pass-Through Trust 6.636%, 1/2/24(a)	3,971,716	4,314,276
UBS A.G. 5.875%, 12/20/17(d)	1,099,000	1,303,505
Union Pacific Railroad Co. 2003 Pass-Through Trust 4.698%, 1/2/24	504,469	546,325
Verizon Communications, Inc. 0.481%, 3/6/15(b)(c)	2,475,000	2,474,037
Viacom, Inc. 4.375%, 9/15/14(a)	3,005,000	3,159,731
Wells Fargo & Co. 3.750%, 10/1/14	1,580,000	1,654,516

TOTAL CORPORATE BONDS (Cost $202,748,474) — 41.6%		209,619,149

MORTGAGE-BACKED SECURITIES — 15.5%
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-10, Class 7A1, 5.000%, 9/25/15(a)	50,741	50,981
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 3/27/37(a)(b)(c)	801,124	822,610
Fannie Mae Pool
0.650%, 7/1/17(b)	1,850,000	1,849,288
0.620%, 6/1/18(b)	4,225,000	4,220,767
0.590%, 7/1/18(b)	1,775,000	1,789,285
0.600%, 8/1/18(b)	6,134,350	6,132,596
3.330%, 7/1/20	2,080,180	2,280,364
3.330%, 10/1/20	3,311,962	3,587,372
0.670%, 11/1/20(b)	22,070,000	22,058,104

3.230%, 11/1/20	$3,543,400	$3,816,915
4.000%, 4/1/24	2,554,980	2,735,290
2.500%, 3/1/26	1,160,047	1,204,774
5.970%, 1/1/40	720,573	868,361
5.970%, 1/1/40	556,147	670,211
5.100%, 12/1/40	491,489	545,628
Fannie Mae REMICS Series 2010-46, Class A, 4.000%, 5/25/24	187,965	189,670
Fannie Mae-Aces
Series 2012-M6, Class AFL, 0.704%, 6/25/22(b)	8,655,552	8,738,819
Series 2013-M2, Class AFL, 0.554%, 1/25/23(b)	5,434,695	5,434,695
Freddie Mac REMICS
Series 3609, Class LA, 4.000%, 12/15/24(a)	3,046,229	3,233,020
Series 3873, Class DG, 3.000%, 7/15/27(a)	735,572	749,822
Ginnie Mae I Pool 2.140%, 8/15/23	3,101,573	3,158,137
Ginnie Mae II Pool 3.500%, 11/20/42	3,887,279	4,076,298
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 1/25/14(a)	20,434	20,519

TOTAL MORTGAGE-BACKED SECURITIES (Cost $76,795,836) — 15.5%		78,233,526

U.S. GOVERNMENT AND AGENCIES — 15.9%
NCUA Guaranteed Notes Trust Series 2010-A1, Class A, 0.553%, 12/7/20(a)(b)	4,665,352	4,678,787
United States Treasury Note
0.250%, 8/31/14	7,435,000	7,438,777
0.250%, 2/15/15	67,930,000	67,927,351

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $80,040,211) — 15.9%		80,044,915

SHORT-TERM INVESTMENTS — 4.4%
UMB Money Market Fiduciary, 0.010%	21,918,171	21,918,171

TOTAL SHORT-TERM INVESTMENTS (Cost $21,918,171) — 4.4%		21,918,171

TOTAL INVESTMENTS (Cost $486,486,650) — 98.6%		496,337,357

Other assets less liabilities — 1.4%		7,291,957

TOTAL NET ASSETS — 100.0%		$503,629,314

(equivalent to $32.60 per share; unlimited shares of $1.00 par value capital shares authorized; 13,967,421 shares outstanding for Institutional Class; equivalent to $32.60 per share; unlimited shares of $1.00 par value capital shares authorized; 1,480,797 shares outstanding for Class Y)

LLC - Limited Liability Company
MASTR - Mortgage Asset Securitization Transactions, Inc.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a) Callable.
(b) Variable rate security (presented at the current rate as of period end).
(c) 144A restricted security.
(d) Foreign security denominated in U.S. dollars.

 See accompanying Notes to Schedules of Investments.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 4.6%
Conseco Financial Corp. Series 1996-2, Class M1, 7.600%, 4/15/26(a)(b)	$664,938	$598,534
Countrywide Asset-Backed Certificates Series 2006-S10, Class A3, 0.524%, 10/25/36(a)(b)	2,964,384	1,693,211
GMACM Home Equity Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/36(a)(b)	415,438	397,005
GSAA Trust Series 2006-S1, Class 1A1, 0.364%, 1/25/37(a)(b)	1,650,275	610,435
Home Equity Mortgage Trust Series 2006-1, Class A2, 5.300%, 5/25/36(a)	2,417,570	2,016,920
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A3, 0.644%, 1/25/36(a)(b)(c)	265,526	161,047
Series 2006-S1, Class A2, 0.824%, 1/25/36(a)(b)(c)	1,119,353	678,827
Residential Funding Mortgage Securities II Home Loan Trust
Series 2003-HS1, Class AI6, 3.830%, 2/25/33(a)(b)	319,446	318,541
Series 2003-HS3, Class A2A, 0.484%, 8/25/33(a)(b)	14,994	12,766
Series 2006-HSA1, Class A3, 5.230%, 2/25/36(a)(b)	853,041	805,619
Series 2006-HI3, Class A3, 5.960%, 2/25/36(a)	1,298,167	1,331,922
Series 2006-HSA2, Class AI3, 5.550%, 3/25/36(a)(b)	1,291,073	686,673
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S6, Class A2, 0.784%, 11/25/35(a)(b)	8,390	8,162
Series 2005-S7, Class A2, 0.504%, 12/25/35(a)(b)(c)	1,625,462	1,536,226
Series 2006-S2, Class A2, 5.500%, 6/25/36(a)	2,551,177	1,597,843

TOTAL ASSET-BACKED SECURITIES (Cost $11,003,880) — 4.6%		12,453,731

CORPORATE BONDS — 63.1%
Aegon N.V. 4.625%, 12/1/15(a)(d)	2,354,000	2,562,821
Allstate Corp. 5.000%, 8/15/14(a)	1,300,000	1,376,514
Ally Financial, Inc.
8.300%, 2/12/15	4,000,000	4,440,000
4.625%, 6/26/15	1,000,000	1,046,294
3.125%, 1/15/16	11,445,000	11,588,062
5.500%, 2/15/17	1,680,000	1,817,328
6.250%, 12/1/17	520,000	581,518
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 7/31/22(a)	1,803,433	1,965,742
American Airlines 2013-1 Class A Pass-Through Trust 4.000%, 7/15/25(a)(c)	1,290,000	1,311,769
American Express Co. 7.250%, 5/20/14	3,680,000	3,949,781
American International Group, Inc.
4.250%, 9/15/14(a)	3,400,000	3,561,381
5.050%, 10/1/15(a)	3,500,000	3,834,159
6.400%, 12/15/20(a)	2,800,000	3,467,649
AT&T, Inc. 5.100%, 9/15/14(a)	4,500,000	4,785,404
Bank of America Corp.
4.500%, 4/1/15	6,745,000	7,147,157
1.250%, 1/11/16	2,650,000	2,638,928
Citigroup, Inc.
5.500%, 10/15/14	2,300,000	2,454,319
6.010%, 1/15/15	2,825,000	3,058,986

4.587%, 12/15/15	$3,700,000	$4,010,685
Daimler Finance North America, LLC 1.250%, 1/11/16(a)(c)	4,250,000	4,264,556
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 2/10/24(a)	3,282,104	3,716,983
Ford Motor Credit Co., LLC
2.500%, 1/15/16	5,125,000	5,224,138
3.984%, 6/15/16	5,650,000	5,985,921
2.375%, 1/16/18	1,000,000	994,150
4.250%, 9/20/22	875,000	904,706
General Electric Capital Corp.
3.500%, 6/29/15	6,750,000	7,140,231
1.000%, 12/11/15(a)	4,095,000	4,120,446
Goldman Sachs Group, Inc.
3.300%, 5/3/15	1,930,000	2,012,075
1.600%, 11/23/15	3,800,000	3,834,797
John Deere Capital Corp. 2.250%, 6/7/16	2,975,000	3,104,912
JPMorgan Chase & Co.
1.875%, 3/20/15	3,950,000	4,025,109
3.400%, 6/24/15	3,425,000	3,605,703
1.100%, 10/15/15	3,500,000	3,504,970
Lloyds TSB Bank PLC 6.500%, 9/14/20(c)(d)	2,100,000	2,354,890
MetLife Institutional Funding II 0.675%, 1/6/15(b)(c)	2,170,000	2,172,292
Metropolitan Life Global Funding I
1.700%, 6/29/15(c)	1,210,000	1,235,578
2.500%, 9/29/15(c)	4,480,000	4,656,136
Morgan Stanley
4.200%, 11/20/14	1,440,000	1,507,236
3.450%, 11/2/15	3,875,000	4,060,907
1.538%, 2/25/16(b)	2,045,000	2,053,714
NBCUniversal Enterprise, Inc. 0.817%, 4/15/16(b)(c)	4,750,000	4,746,727
Northrop Grumman Corp. 3.700%, 8/1/14(a)	1,200,000	1,247,878
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 5/1/21(a)	1,968,925	2,224,885
Principal Life Global Funding II 1.125%, 9/18/15(c)	2,475,000	2,482,732
Prudential Financial, Inc.
4.750%, 9/17/15	5,220,000	5,686,986
5.500%, 3/15/16	975,000	1,098,454
Toyota Motor Credit Corp. 0.430%, 3/10/15(b)	2,300,000	2,302,206
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/24(a)	3,395,894	3,769,442
U.S. Airways 2012-1 Class A Pass-Through Trust 5.900%, 4/1/26(a)	2,834,306	3,167,337
UAL 2007-1 Pass-Through Trust 6.636%, 1/2/24(a)	3,518,121	3,821,559
Verizon Communications, Inc. 0.481%, 3/6/15(b)(c)	2,030,000	2,029,210
Viacom, Inc. 4.375%, 9/15/14(a)	3,000,000	3,154,473
Wells Fargo & Co. 3.750%, 10/1/14	1,360,000	1,424,140

TOTAL CORPORATE BONDS (Cost $172,615,980) — 63.1%		173,233,976

SHORT-TERM INVESTMENTS — 27.9%
UMB Money Market Fiduciary, 0.010%	$76,666,039	$76,666,039

TOTAL SHORT-TERM INVESTMENTS (Cost $76,666,039) — 27.9%		76,666,039

TOTAL INVESTMENTS (Cost $260,285,899) — 95.6%		262,353,746

Other assets less liabilities — 4.4%		12,031,277

TOTAL NET ASSETS — 100.0%		$274,385,023

(equivalent to $11.76 per share; unlimited shares of $1.00 par value capital shares authorized; 20,746,892 shares outstanding for Institutional Class; equivalent to $11.77 per share; unlimited shares of $1.00 par value capital shares authorized; 2,586,937 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
(a) Callable.
(b) Variable rate security (presented at the current rate as of period end).
(c) 144A restricted security.
(d) Foreign security denominated in U.S. dollars.

 See accompanying Notes to Schedules of Investments.

FORWARD CONTRACTS
		Currency			Unrealized
		Amount	Value at	Value at	Appreciation
Description		Purchased (Sold)	Settlement Date	March 31, 2013	(Depreciation)

Japanese Yen		(735,000,000)	$(7,772,016)	$(7,812,606)	$(40,590)
TOTAL FORWARD CONTRACTS
			$(7,772,016)	$(7,812,606)	$(40,590)

FUTURES CONTRACTS
		Number of			Unrealized
	Expiration	Contracts	Value at	Value at	Appreciation
Description	Date	Long (Short)	Trade Date	March 31, 2013	(Depreciation)

U.S. 10 Year Treasury Note	June 2013	(235)	$(30,924,092)	$(31,016,328)	$(92,236)
U.S. 30 Year Treasury Bond	June 2013	(595)	(84,530,674)	(85,958,906)	(1,428,232)

TOTAL FUTURES CONTRACTS			$(115,454,766)	$(116,975,234)	$(1,520,468)

See accompanying Notes to Schedules of Investments.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout International Discovery Fund (“International Discovery” or “International Discovery Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”) and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to July 1, 2009, the Trust was known as UMB Scout Funds. Prior to March 11, 2011, the Core Bond Fund was known as the Scout Bond Fund. After the close of business on September 30, 2011, the Scout TrendStar Small Cap Fund was reorganized into the Small Cap Fund.

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
International Discovery	Long-term growth of capital
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond Fund	High level of total return consistent with the
preservation of capital
Core Bond	High level of total return consistent with the
preservation of capital
Core Plus Bond	High level of total return consistent with the
preservation of capital
Unconstrained Bond Fund	Maximize total return consistent with the
preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and Small Cap® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and Small Cap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilizes reported trades, dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, are valued by an independent pricing service. If a security purchased on behalf of a Fund is not priced by an independent pricing service, Scout Investments, Inc. (the “Advisor”) shall determine whether market quotations are readily available. If market quotations are readily available, the Advisor shall obtain a price from an independent dealer based on the current closing bid price.

When a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board of Trustees of the Trust (the “Board”).  Options are valued at the mean between the current bid and asked prices.  Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded.  Foreign equity securities, debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by the pricing service.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time.  Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded, unless the last sale price may not reflect the appropriate fair market value of the security.  In circumstances where the last sale price may not reflect the appropriate fair market value of the security, fair value shall be determined in accordance with the procedures adopted by the Board.  Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates.  Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security to which the right or warrant relates is principally traded.  Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day.  Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board.  If any short positions are maintained by the Fund, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Security transactions are recorded on the trade date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;
▪      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used, as of March 31, 2013, in valuing the Funds’ assets:

International:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Consumer Discretionary	$1,252,472,929	$-	$-	$1,252,472,929
Consumer Staples	1,211,440,447	-	-	1,211,440,447
Energy	570,708,283	-	-	570,708,283
Financials	1,747,265,988	-	-	1,747,265,988
Health Care	1,082,701,628	-	-	1,082,701,628
Industrials	1,015,955,880	-	-	1,015,955,880
Information Technology	547,144,900	-	-	547,144,900
Materials	760,262,341	-	-	760,262,341
Telecommunication Services	397,850,316	-	-	397,850,316
Utilities	38,950,313	-	-	38,950,313
Short-Term Investments	538,100,000	-	-	538,100,000
Total Investments	$9,162,853,025	$-	$-	$9,162,853,025

International Discovery:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,428,254	$-	$-	$1,428,254
Consumer Staples	728,893	-	-	728,893
Energy	390,729	-	-	390,729
Financials	1,233,156	-	-	1,233,156
Health Care	1,271,993	-	-	1,271,993
Industrials	1,959,538	-	-	1,959,538
Information Technology	1,690,587	-	-	1,690,587
Materials	1,478,711	-	-	1,478,711
Telecommunication Services	195,411	-	-	195,411
Utilities	146,671	-	-	146,671
Total Common Stocks	$10,523,943	$-	$-	$10,523,943

Emerging Markets:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,619,551	$-	$-	$1,619,551
Consumer Staples	1,812,719	160,065	-	1,972,784
Energy	889,226	-	-	889,226
Financials	504,670	-	-	504,670
Health Care	1,291,755	-	-	1,291,755
Industrials	625,382	269,222	-	894,604
Information Technology	921,680	-	-	921,680
Materials	1,337,206	-	-	1,337,206
Telecommunication Services	826,298	-	-	826,298
Total Common Stocks	$9,828,487	$429,287	$-	$10,257,774

Global Equity:
Security Type/Sector	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Consumer Discretionary	$487,814	$-	$-	$487,814
Consumer Staples	544,270	-	-	544,270
Energy	671,219	-	-	671,219
Financials	1,074,475	-	-	1,074,475
Health Care	721,054	-	-	721,054
Industrials	814,843	-	-	814,843
Information Technology	862,549	-	-	862,549
Materials	388,221	-	-	388,221
Telecommunication Services	99,775	-	-	99,775
Utilities	145,658	-	-	145,658
Exchange-Traded Funds	601,616	-	-	601,616
Total Investments	$6,411,494	$-	$-	$6,411,494

Mid Cap:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,487,161,620	$-	$-	$1,487,161,620
Short-Term Investments	1,000,000	-	-	1,000,000
Total Investments	$1,488,161,620	$-	$-	$1,488,161,620

Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$237,909,742	$-	$-	$237,909,742

Low Duration Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$1,916,405	$-	$1,916,405
Commercial Mortgage-Backed Securities	-	1,580,294	-	1,580,294
Corporate Bonds	-	8,561,197	-	8,561,197
Mortgage-Backed Securities	-	2,907,981	-	2,907,981
U.S. Government and Agencies	-	678,983	-	678,983
Short-Term Investments	648,337	-	-	648,337
Total Investments	$648,337	$15,644,860	$-	$16,293,197

Core Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$21,957,419	$-	$21,957,419
Commercial Mortgage-Backed Securities	-	24,499,424	-	24,499,424
Corporate Bonds	-	93,899,625	-	93,899,625
Mortgage-Backed Securities	-	37,138,180	-	37,138,180
U.S. Government and Agencies	-	71,425,697	-	71,425,697
Short-Term Investments	8,853,006	-	-	8,853,006
Total Investments	$8,853,006	$248,920,345	$-	$257,773,351

Core Plus Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$60,781,464	$-	$60,781,464
Commercial Mortgage-Backed Securities	-	45,740,132	-	45,740,132
Corporate Bonds	-	209,619,149	-	209,619,149
Mortgage-Backed Securities	-	78,233,526	-	78,233,526
U.S. Government and Agencies	-	80,044,915	-	80,044,915
Short-Term Investments	21,918,171	-	-	21,918,171
Total Investments	$21,918,171	$474,419,186	$-	$496,337,357

Unconstrained Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$-	$12,453,731	$-	$12,453,731
Corporate Bonds	-	173,233,976	-	173,233,976
Short-Term Investments	76,666,039	-	-	76,666,039
Total Investments	$76,666,039	$185,687,707	$-	$262,353,746

Other Financial Instruments(b)
Forward Contracts	$(40,590)	$-	$-	$(40,590)
Futures Contracts	(1,520,468)	-	-	(1,520,468)
Total Other Financial Instruments	$(1,561,058)	$-	$-	$(1,561,058)

(a) For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.
(b) Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds did not hold any Level 3 investments during the period ended March 31, 2013. It is the Funds' policy to recognize transfers between Levels at the end of the period. As of June 30, 2012, the International, International Discovery and Global Equity Funds held Level 2 securities due to the Funds performing a fair value adjustment. A security’s classification as Level 1 or Level 2 within these Funds can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Funds' Pricing and Fair Value Determinations Policies and Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs. As of March 31, 2013, the International, International Discovery, Global Equity and Emerging Markets Funds did not perform this fair value adjustment. The Emerging Markets Fund held Level 2 securities at March 31, 2013 due to specific foreign markets observing holiday market closure, resulting in a stale price utilized from the previous market close in accordance with the Funds' Pricing and Fair Value Determinations Policies and Procedures.

The following is a reconciliation of transfers between Levels from June 30, 2012 to March 31, 2013, represented by recognizing the March 31, 2013 market value of securities previously classified as Level 1 or 2 as of June 30, 2012 that transferred hierarchies to Level 1 or 2 as of March 31, 2013:

		International
	International	Discovery	Global Equity
Transfers into Level 1	$2,801,288,515	$7,447,169	$710,153
Transfers out of Level 1	-	-	-
Net transfers in (out) of Level 1	$2,801,288,515	$7,447,169	$710,153

Transfers into Level 2	$-	$-	$-
Transfers out of Level 2	(2,801,288,515)	(7,447,169)	(710,153)
Net transfers in (out) of Level 2	$(2,801,288,515)	$(7,447,169)	$(710,153)

(b)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Daylight Time on March 28, 2013.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.  Investments in emerging markets involve even greater risks.

(c)	Federal Income Taxes – At March 31, 2013, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

		GROSS	GROSS	NET
	COST OF	UNREALIZED	UNREALIZED	UNREALIZED
	INVESTMENTS FOR	APPRECIATION FOR	DEPRECIATION FOR	APPRECIATION FOR
	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX	FEDERAL TAX
FUND	PURPOSES	PURPOSES	PURPOSES	PURPOSES
International	6,950,689,639	2,405,018,289	(192,854,903)	2,212,163,386
International Discovery	8,151,852	2,937,380	(565,289)	2,372,091
Emerging Markets	9,016,557	1,356,063	(114,846)	1,241,217
Global Equity	5,543,013	958,735	(90,254)	868,481
Mid Cap	1,327,194,481	188,995,602	(28,028,463)	160,967,139
Small Cap	164,725,518	80,350,884	(7,166,660)	73,184,224
Low Duration Bond	16,212,401	118,249	(37,453)	80,796
Core Bond	255,044,407	2,948,772	(219,828)	2,728,944
Core Plus Bond	486,486,935	10,562,237	(711,815)	9,850,422
Unconstrained Bond	260,285,899	2,328,665	(260,818)	2,067,847

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(d)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(e)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Item 2.  Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
May 29, 2013

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
May 29, 2013